Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Warrants [Abstract]
Schedule of Activity of Our Warrants

The following table presents the activity of our warrants for the six months ended June 30, 2025.

	Incentive Warrants	Public Warrants	Private Warrants
Outstanding at December 31, 2024	–	–	–
Issuances	20,913,089	–	–
Assumption	–	10,479,990	6,792,000
Exercises	(20,453,945)	(804,604)	(6,792,000)
Redemption	(459,144)	–	–
Outstanding at June 30, 2025	–	9,675,386	–